UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/16

Date of reporting period:  12/31/15

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2015 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 69.77%
Capital Goods - 5.18%
American Science & Engineering, Inc.	171,674	$7,103,870
Fenner PLC (a)	2,040,353	4,301,306
Metka SA (a)	424,884	3,315,330
		14,720,506
Commercial & Professional Services - 3.63%
Programmed Maintenance Services Ltd. (a)	170,612	307,082
Tetra Tech, Inc.	385,024	10,018,324
		10,325,406
Consumer Durables & Apparel - 3.67%
Coach, Inc.	189,000	6,185,970
Mattel, Inc.	156,000	4,238,520
		10,424,490
Diversified Financials - 12.75%
Berkshire Hathaway, Inc. - Class B (b)	98,000	12,939,920
Dundee Corp. - Class A (a)(b)	1,037,125	3,417,858
Leucadia National Corp.	410,000	7,129,900
Oaktree Capital Group LLC	163,881	7,820,401
The Bank Of New York Mellon Corp.	120,000	4,946,400
		36,254,479
Energy - 2.77%
Patterson-UTI Energy, Inc.	331,510	4,999,171
Unit Corp. (b)	234,974	2,866,683
		7,865,854
Health Care Equipment & Services - 2.40%
Express Scripts Holding Co. (b)	78,000	6,817,980
Insurance - 1.96%
Baldwin & Lyons, Inc. - Class B	232,467	5,586,182
Materials - 1.92%
Hawkins, Inc.	153,068	5,475,242

Media - 4.22%
Corus Entertainment, Inc. - Class B (a)	670,885	5,236,365
IPSOS (a)	293,183	6,761,080
		11,997,445
Pharmaceuticals, Biotechnology & Life Sciences - 1.52%
Bio-Rad Laboratories, Inc. - Class A (b)	31,099	4,312,187
Retailing - 2.36%
Hornbach Baumarkt AG (a)	101,468	3,125,629
Staples, Inc.	377,350	3,573,505
		6,699,134
Software & Services - 9.47%
Amdocs Ltd. (a)	90,600	4,944,042
Microsoft Corp.	95,000	5,270,600
Symantec Corp.	376,000	7,896,000
The Western Union Co.	492,470	8,820,138
		26,930,780
Technology Hardware & Equipment - 7.10%
Cisco Systems, Inc.	117,000	3,177,135
Fabrinet (a)(b)	330,585	7,874,535
Ingram Micro, Inc. - Class A	301,106	9,147,600
		20,199,270
Telecommunication Services - 6.46%
Telephone & Data Systems, Inc.	272,749	7,061,472
Verizon Communications, Inc.	245,000	11,323,900
		18,385,372
Transportation - 4.36%
Royal Mail PLC (a)	1,896,332	12,412,416
TOTAL COMMON STOCKS (Cost $203,796,203)		198,406,743

PREFERRED STOCK - 3.25%
Commercial & Professional Services - 3.25%
Pitney Bowes International Holdings, Inc., 6.125% (c)(d) (Cost: $9,706,125; Original acquisition date: 09/16/2014)	9,000	9,247,500
TOTAL PREFERRED STOCK (Cost $9,706,125)		9,247,500

CONVERTIBLE BOND - 4.11%
Diversified Financials - 4.11%
EZCORP, Inc.

2.125%, 06/15/2019	17,000,000	11,698,125
TOTAL CONVERTIBLE BOND (Cost $14,800,327)		11,698,125

	Principal
CORPORATE BONDS - 18.39%	Amount
Capital Goods - 0.51%
WESCO Distribution, Inc.
5.375%, 12/15/2021	$1,521,000	1,460,160
Commercial & Professional Services - 1.67%
Multi-Color Corp.
6.125%, 12/01/2022 (c) (Cost: $4,968,683; Original acquisition date: 05/27/2015)	4,802,000	4,753,980
Consumer Durables & Apparel - 0.89%
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (c) (Cost: $2,500,000; Original acquisition date: 07/10/2014)	2,500,000	2,531,250
Consumer Services - 3.90%
Regis Corp.
5.500%, 12/02/2019 (d)	8,481,875	7,888,144
Ruby Tuesday, Inc.
7.625%, 05/15/2020	3,294,000	3,211,650
		11,099,794
Diversified Financials - 2.77%
Cash America International, Inc.
5.750%, 05/15/2018	3,308,000	3,312,135
First Cash Financial Services, Inc.
6.750%, 04/01/2021	4,659,000	4,565,820
		7,877,955
Energy - 3.57%
Era Group, Inc.
7.750%, 12/15/2022	6,537,000	5,327,655
PHI, Inc.
5.250%, 03/15/2019	6,018,000	4,814,400
		10,142,055
Materials - 3.27%
Alamos Gold, Inc.
7.750%, 04/01/2020 (a)(c) (Cost: $6,637,932; Original acquisition date: 03/17/2014)	6,675,000	6,024,187
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	3,180,000	3,283,350

		9,307,537
Retailing - 1.81%
Rent-A-Center, Inc.
4.750%, 05/01/2021	6,868,000	5,133,830
TOTAL CORPORATE BONDS (Cost $57,614,343)		52,306,561

Total Investments (Cost $285,916,998) - 95.52%		271,658,929
Other Assets in Excess of Liabilities - 4.48%		12,732,148
TOTAL NET ASSETS - 100.00%		$284,391,077

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.
(c)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2015 was $22,556,917, which represented 7.93% of net assets.

(d)	Security is considered illiquid and may be difficult to sell.

The industry classifications used in this report, use the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Forward Currency Contracts
December 31, 2015 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation

Wells Fargo	02/22/2016	U.S. Dollars	16,028,218	Canadian Dollars	21,130,000	$755,389
Wells Fargo	04/13/2016	U.S. Dollars	18,858,482	British Pound	12,340,000	662,833
Wells Fargo	04/13/2016	U.S. Dollars	14,027,658	Euro	12,300,000	622,894
						$2,041,116

Schedule of Investments
December 31, 2015 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 23.95%
Capital Goods - 2.65%
American Science & Engineering, Inc.	68,612	$2,839,164
Cubic Corp.	86,788	4,100,733
		6,939,897
Commercial & Professional Services - 3.00%
Tetra Tech, Inc.	301,242	7,838,317
Diversified Financials - 1.32%
Dundee Corp. - Class A (a)(b)	1,044,695	3,442,805
Energy - 1.25%
Unit Corp. (b)	267,971	3,269,246
Insurance - 1.49%
Baldwin & Lyons, Inc. - Class B	162,233	3,898,459
Materials - 4.25%
Sandstorm Gold Ltd. (a)(b)	2,695,852	7,090,091
Silver Wheaton Corp. (a)	325,000	4,036,500
		11,126,591
Media - 5.20%
Corus Entertainment, Inc. - Class B (a)	1,743,590	13,608,999
Pharmaceuticals, Biotechnology & Life Sciences - 1.51%
Bio-Rad Laboratories, Inc. - Class A (b)	28,453	3,945,293
Software & Services - 2.01%
Amdocs Ltd. (a)	96,420	5,261,639
Technology Hardware & Equipment - 1.27%
Ingram Micro, Inc. - Class A	109,759	3,334,479
TOTAL COMMON STOCKS (Cost $77,262,444)		62,665,725

PREFERRED STOCK - 3.63%
Commercial & Professional Services - 3.63%
Pitney Bowes International Holdings, Inc., 6.125% (c)(d) (Cost: $9,978,737; Original acquisition date: 06/24/2014)	9,250	9,504,375
TOTAL PREFERRED STOCK (Cost $9,978,737)		9,504,375

	Principal
CONVERTIBLE BOND - 4.59%	Amount
Diversified Financials - 4.59%
EZCORP, Inc.
2.125%, 06/15/2019	$17,452,000	12,009,158
TOTAL CONVERTIBLE BOND (Cost $14,898,571)		12,009,158

Total Investments (Cost $102,139,752) - 32.17%		84,179,258
Other Assets in Excess of Liabilities - 67.83%		177,508,288
TOTAL NET ASSETS - 100.00%		$261,687,546

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.
(c)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2015 was $9,504,375, which represented 3.63% of net assets.

(d)	Security is considered illiquid and may be difficult to sell.

Open Forward Currency Contracts
December 31, 2015 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Morgan Stanley	01/25/2016	U.S. Dollars	18,101,908	Canadian Dollars	23,600,000	$1,045,292

Schedule of Investments
December 31, 2015 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 2.25%
Insurance - 1.21%
Baldwin & Lyons, Inc. - Class B	40,007	$961,368
Media - 1.04%
Corus Entertainment, Inc. - Class B (a)	105,600	824,225
TOTAL COMMON STOCKS (Cost $2,449,457)		1,785,593

PREFERRED STOCKS - 5.63%
Commercial & Professional Services - 5.38%
Pitney Bowes International Holdings, Inc., 6.125% (b)(c) (Cost: $4,446,475; Original acquisition date: 05/02/2014)	4,150	4,264,125
Diversified Financials - 0.25%
Dundee Corp., 5.000% (a)	18,800	193,611
TOTAL PREFERRED STOCKS (Cost $4,629,091)		4,457,736

	Principal
CONVERTIBLE BONDS - 6.39%	Amount
Diversified Financials - 4.10%
EZCORP, Inc.
2.125%, 06/15/2019	$4,715,000	3,244,510
Materials - 2.29%
Royal Gold, Inc.
2.875%, 06/15/2019	2,000,000	1,815,000
TOTAL CONVERTIBLE BONDS (Cost $6,032,618)		5,059,510

CORPORATE BONDS - 51.26%
Capital Goods - 1.00%
WESCO Distribution, Inc.
5.375%, 12/15/2021	830,000	796,800
Commercial & Professional Services - 3.52%
Multi-Color Corp.
6.125%, 12/01/2022 (b) (Cost: $2,906,601; Original acquisition date: 05/18/2015)	2,814,000	2,785,860
Consumer Durables & Apparel - 5.18%
Hanesbrands, Inc.
6.375%, 12/15/2020	2,500,000	2,587,500
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (b) (Cost: $1,500,000; Original acquisition date: 07/10/2014)	1,500,000	1,518,750
		4,106,250
Consumer Services - 7.11%
Regis Corp.
5.500%, 12/09/2019 (c)	4,330,625	4,027,481
Ruby Tuesday, Inc.

7.625%, 05/15/2020	1,645,000	1,603,875
		5,631,356
Diversified Financials - 5.34%
Cash America International, Inc.
5.750%, 05/15/2018	1,729,000	1,731,161
First Cash Financial Services, Inc.
6.750%, 04/01/2021	2,553,000	2,501,940
		4,233,101
Energy - 6.62%
Era Group, Inc.
7.750%, 12/15/2022	1,979,000	1,612,885
PHI, Inc.
5.250%, 03/15/2019	2,989,000	2,391,200
Unit Corp.
6.625%, 05/15/2021	1,730,000	1,245,600
		5,249,685
Materials - 5.83%
Alamos Gold, Inc.
7.750%, 04/01/2020 (a)(b) (Cost: $3,207,087; Original acquisition date: 03/17/2014)	3,225,000	2,910,563
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	1,655,000	1,708,788
		4,619,351
Pharmaceuticals, Biotechnology & Life Sciences - 0.13%
Mylan, Inc.
1.350%, 11/29/2016	101,000	100,153
Retailing - 7.54%
Dollar General Corp.
4.125%, 07/15/2017	2,000,000	2,053,774
Rent-A-Center, Inc.
6.625%, 11/15/2020	2,000,000	1,695,000
4.750%, 05/01/2021	1,250,000	934,375

Sally Holdings LLC / Sally Capital Inc.
5.750%, 06/01/2022	1,245,000	1,288,575
		5,971,724
Software & Services - 1.61%
The Western Union Co.
5.930%, 10/01/2016	1,235,000	1,274,215
Technology Hardware & Equipment - 7.38%
FLIR Systems, Inc.
3.750%, 09/01/2016	1,019,000	1,033,710
Jabil Circuit, Inc.
7.750%, 07/15/2016	2,000,000	2,050,000
Tech Data Corp.
3.750%, 09/21/2017	2,735,000	2,767,667
		5,851,377
TOTAL CORPORATE BONDS (Cost $43,486,596)		40,619,872

Total Investments (Cost $56,597,762) - 65.53%		51,922,711
Other Assets in Excess of Liabilities - 34.47%		27,313,050
TOTAL NET ASSETS - 100.00%		$79,235,761

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2015 was $11,479,298, which represented 14.49% of net assets.

(c)	Security is considered illiquid and may be difficult to sell.

Open Forward Currency Contracts
December 31, 2015 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Wells Fargo	03/04/2016	U.S. Dollars	1,140,411	Canadian Dollars	1,505,000	$52,556

Schedule of Investments
December 31, 2015 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 50.43%
Capital Goods - 1.05%
American Science & Engineering, Inc.	11,120	$460,146
Commercial & Professional Services - 1.05%
Tetra Tech, Inc.	17,600	457,952
Consumer Durables & Apparel - 4.85%
Coach, Inc.	30,000	981,900
Mattel, Inc.	42,000	1,141,140
		2,123,040
Diversified Financials - 9.75%
Leucadia National Corp.	52,500	912,975
Northern Trust Corp.	18,000	1,297,620
Oaktree Capital Group LLC	28,300	1,350,476
The Bank Of New York Mellon Corp.	17,210	709,396
		4,270,467
Energy - 0.89%
Contango Oil & Gas Co. (a)	19,110	122,495
Unit Corp. (a)	22,000	268,400
		390,895
Health Care Equipment & Services - 1.68%
Laboratory Corp. of America Holdings (a)	5,950	735,658
Insurance - 1.21%
Baldwin & Lyons, Inc. - Class B	22,000	528,660
Materials - 3.30%
Alamos Gold, Inc. - Class A (b)	211,121	694,589
AuRico Metals, Inc. (a)(b)	34,794	15,021
Silver Wheaton Corp. (b)	59,000	732,780
		1,442,390
Media - 4.72%
Corus Entertainment, Inc. - Class B (b)	171,780	1,340,770

Quarto Group, Inc.	222,674	725,472
		2,066,242
Pharmaceuticals, Biotechnology & Life Sciences - 0.56%
Bio-Rad Laboratories, Inc. - Class A (a)	1,768	245,151
Software & Services - 10.17%
Amdocs Ltd. (b)	9,980	544,609
Microsoft Corp.	9,130	506,532
Symantec Corp.	68,930	1,447,530
Teradata Corp. (a)	58,800	1,553,496
The Western Union Co.	22,400	401,184
		4,453,351
Technology Hardware & Equipment - 6.62%
Apple, Inc.	6,965	733,136
Cisco Systems, Inc.	16,500	448,057
SanDisk Corp.	22,600	1,717,374
		2,898,567
Telecommunication Services - 4.58%
Telephone & Data Systems, Inc.	27,838	720,726
Verizon Communications, Inc.	27,800	1,284,916
		2,005,642
TOTAL COMMON STOCKS (Cost $22,374,878)		22,078,161

	Principal
CONVERTIBLE BOND - 1.61%	Amount
Diversified Financials - 1.61%
EZCORP, Inc.
2.125%, 06/15/2019	$1,023,000	703,952
TOTAL CONVERTIBLE BOND (Cost $796,289)		703,952

Total Investments (Cost $23,171,167) - 52.04%		22,782,113
Other Assets in Excess of Liabilities - 47.96%		20,996,434
TOTAL NET ASSETS - 100.00%		$43,778,547

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign Issued Security.

Open Futures Contracts
December 31, 2015 (Unaudited)

Description	Number of Contracts Sold	Notional Value in US Dollar	Settlement Month	Unrealized Appreciation
Canadian Dollar Future	17	1,229,610	March 2016	$8,551

Schedule of Investments
December 31, 2015 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 62.59%
Australia - 15.50%
Coventry Group Ltd.	277,230	$232,320
GUD Holdings Ltd.	74,132	458,629
Pacific Brands Ltd. (a)	576,107	331,648
Programmed Maintenance Services Ltd.	161,745	291,122
		1,313,719
Canada - 12.19%
Corus Entertainment, Inc. - Class B	42,080	328,441
Dundee Corp. - Class A (a)	76,040	250,591
HNZ Group, Inc.	5,960	49,965
Imvescor Restaurant Group, Inc.	42,700	70,359
Noranda Income Fund	110,400	185,902
Sandstorm Gold Ltd. (a)	56,380	148,279
		1,033,537
France - 7.05%
GEA	2,840	229,473
IPSOS	3,490	80,483
Vetoquinol SA	6,718	287,652
		597,608
Germany - 14.27%
Balda AG	321,484	803,561
Hornbach Baumarkt AG	9,430	290,483
KSB AG	285	115,222
		1,209,266
Greece - 2.91%
Metka SA	31,660	247,040
United Kingdom - 9.65%
Fenner PLC	58,700	123,747
Quarto Group, Inc.	60,160	196,001
Royal Mail PLC	48,925	320,238
Stallergenes Greer PLC (a)	5,127	178,297
		818,283
United States - 1.02%
Baldwin & Lyons, Inc. - Class B	3,580	86,027
TOTAL COMMON STOCKS (Cost $6,216,147)		5,305,480

PREFERRED STOCKS - 2.31%
Canada - 1.10%
Dundee Corp., 5.000%	9,000	92,687
United States - 1.21%
Pitney Bowes International Holdings, Inc., 6.125% (b)(c) (Cost: $106,250; Original acquisition date: 02/20/2015)	100	102,750
TOTAL PREFERRED STOCKS (Cost $191,577)		195,437

	Principal
CONVERTIBLE BOND - 1.62%	Amount
United States - 1.62%
EZCORP, Inc.
2.125%, 06/15/2019	$200,000	137,625
TOTAL CONVERTIBLE BOND (Cost $157,521)		137,625

Total Investments (Cost $6,565,245) - 66.52%		5,638,542
Other Assets in Excess of Liabilities - 33.48%		2,838,317
TOTAL NET ASSETS - 100.00%		$8,476,859

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2015 was $102,750, which represented 1.21% of net assets.

(c)	Security is considered illiquid and may be difficult to sell.

Open Futures Contracts
December 31, 2015 (Unaudited)

Description	Number of Contracts Sold	Notional Value in US Dollar	Settlement Month	Unrealized Appreciation (Depreciation)
Australian Dollar Future	18	1,307,880	March 2016	$(19,469)
British Pound Future	5	460,438	March 2016	15,061
Canadian Dollar Future	12	867,960	March 2016	5,132
Euro FX Future	16	2,177,200	March 2016	27,095
				$27,819

Schedule of Investments
December 31, 2015 (Unaudited)
Intrepid Select Fund

	Shares	Value
COMMON STOCKS - 79.89%
Capital Goods - 5.37%
American Science & Engineering, Inc.	2,275	$94,140
Cubic Corp.	3,564	168,399
		262,539
Commercial & Professional Services - 6.23%
Tetra Tech, Inc.	11,710	304,694
Consumer Durables & Apparel - 6.40%
Coach, Inc.	4,465	146,139
Mattel, Inc.	6,140	166,824
		312,963
Diversified Financials - 12.81%
Dundee Corp. - Class A (a)(b)	54,355	179,128
Leucadia National Corp.	13,470	234,243
Oaktree Capital Group LLC	4,465	213,069
		626,440
Energy - 2.43%
Unit Corp. (b)	9,750	118,950
Health Care Equipment & Services - 1.98%
Laboratory Corp. of America Holdings (b)	781	96,563
Insurance - 4.63%
Baldwin & Lyons, Inc. - Class B	9,425	226,483
Materials - 7.39%
Sandstorm Gold Ltd. (a)(b)	84,630	222,577
Silver Wheaton Corp. (a)	11,180	138,856
		361,433
Media - 9.99%
Corus Entertainment, Inc. - Class B (a)	62,620	488,759
Pharmaceuticals, Biotechnology & Life Sciences - 2.96%
Bio-Rad Laboratories, Inc. - Class A (b)	1,045	144,900
Software & Services - 9.92%
Amdocs Ltd. (a)	3,455	188,539
Teradata Corp. (b)	8,555	226,024
The Western Union Co.	3,940	70,565
		485,128
Technology Hardware & Equipment - 6.89%

Ingram Micro, Inc. - Class A	4,630	140,659
SanDisk Corp.	2,580	196,054
		336,713
Telecommunication Services - 2.89%
Telephone & Data Systems, Inc.	5,460	141,359
TOTAL COMMON STOCKS (Cost $4,052,070)		3,906,924

	Principal
CONVERTIBLE BOND - 4.15%	Amount
Diversified Financials - 4.15%
EZCORP, Inc.
2.125%, 06/15/2019	$295,000	202,997
TOTAL CONVERTIBLE BOND (Cost $224,541)		202,997

Total Investments (Cost $4,276,611) - 84.04%		4,109,921
Other Assets in Excess of Liabilities - 15.96%		780,449
TOTAL NET ASSETS - 100.00%		$4,890,370

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.

Open Forward Currency Contracts
December 31, 2015 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Apprecation (Depreciation)
Morgan Stanley	02/03/2016	U.S. Dollars	240,348	Canadian Dollars	315,000	$12,680
Morgan Stanley	02/03/2016	U.S. Dollars	179,914	Canadian Dollars	250,000	(775)
Morgan Stanley	02/03/2016	U.S. Dollars	142,298	Canadian Dollars	190,000	4,974
Morgan Stanley	02/03/2016	U.S. Dollars	140,790	Canadian Dollars	192,000	2,021
						$18,900

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

● Level 1 - Quoted prices in active markets for identical securities.
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest bid quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest bid quotation, the security will be classified as Level 2.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of December 31, 2015, the Funds' assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund

Assets
Total Common Stocks*	$198,406,743	$-	$-	$198,406,743

Total Preferred Stock*	-	9,247,500	-	9,247,500

Total Corporate Bonds*	-	52,306,561	-	52,306,561

Total Convertible Bond*	-	11,698,125	-	11,698,125

Total Forward Currency Contracts**	-	2,041,116	-	2,041,116

Total Assets	$198,406,743	$75,293,302	$-	$273,700,045

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$62,665,725	$-	$-	$62,665,725

Total Preferred Stock*	-	9,504,375	-	9,504,375

Total Convertible Bond*	-	12,009,158	-	12,009,158

Total Forward Currency Contract**	-	1,045,292	-	1,045,292

Total Assets	$62,665,725	$22,558,825	$-	$85,224,550

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$1,785,593	$-	$-	$1,785,593

Preferred Stocks
Commercial & Professional Services	-	4,264,125	-	4,264,125
Diversified Financials	193,611	-	-	193,611
Total Preferred Stocks	193,611	4,264,125	-	4,457,736

Total Corporate Bonds*	-	40,619,872	-	40,619,872

Total Convertible Bonds*	-	5,059,510	-	5,059,510

Total Forward Currency Contract**	-	52,556	-	52,556

Total Assets	$1,979,204	$49,996,063	$-	$51,975,267

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$22,078,161	$-	$-	$22,078,161

Total Convertible Bond*	-	703,952	-	703,952

Total Futures Contract**	8,551	-	-	8,551

Total Assets	$22,086,712	$703,952	$-	$22,790,664

Intrepid International Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,081,399	$232,320	-	$1,313,719
Canada	1,033,537	-	-	$1,033,537
France	597,608	-	-	$597,608
Germany	1,209,266	-	-	$1,209,266
Greece	247,040	-	-	$247,040
United Kingdom	818,283	-	-	$818,283
United States	86,027	-	-	$86,027
Total Common Stocks	5,073,160	232,320	-	5,305,480

Preferred Stocks
Canada	92,687	-	-	92,687
United States	-	102,750	-	102,750
Total Preferred Stocks	92,687	102,750	-	195,437

Total Convertible Bond*	-	137,625	-	137,625

Total Futures Contracts**	47,288	-	-	47,288

Total Assets	$5,213,135	$472,695	$-	$5,685,830

Liabilities
Total Future Contract**	$(19,469)	$-	$-	$(19,469)
Total Liabilities	$(19,469)	$-	$-	$(19,469)

Intrepid Select Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$3,906,924	$-	$-	$3,906,924

Total Convertible Bond*	-	202,997	-	202,997

Total Forward Currency Contracts**	-	19,675	-	19,675

Total Assets	$3,906,924	$222,672	$-	$4,129,596

Liabilities
Total Forward Currency Contract**	$-	$(775)	$-	$(775)
Total Liabilities	$-	$(775)	$-	$(775)

* For further information regarding security characteristics, please see the Schedules of Investments.
**Derivative instruments not reflected in the Schedule of Investments, such as forward currency and futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
Transfer Into Level 1	$-	$-	$-	$-	$-	$-
Transfer Out of Level 1	-	-	-	-	(197,639)	-
Net Transfer Out of Level 1	-	-	-	-	(197,639)	-
Transfers Into Level 2	-	-	-	-	197,639	-
Transfers Out of Level 2	-	-	-	-	-	-
Net Transfers Into Level 2	$-	$-	$-	$-	$197,639	$-

The Funds did not hold any Level 3 securities during the period ended December 31, 2015. The Funds recognize transfers between levels at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Funds’ adviser may use derivative instruments, such as forward currency and futures contracts, as a means to manage exposure to exchange rate risk. During the period ended December 31, 2015, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund held derivative instruments.

Forward Currency Contracts
The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund and the Intrepid Select Fund used forward currency contracts during the period for the purpose of hedging exposures to non- U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance.
The use of these contracts does not create leverage in the Funds.

Values of Forward Currency Contracts as of December 31, 2015

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$2,041,116	Depreciation of forward currency contracts	$-
Total		$2,041,116		$-
Intrepid Endurance Fund
Forward Currency Contract	Appreciation of forward currency contract	$1,045,292	Depreciation of forward currency contract	$-
Total		$1,045,292		$-
Intrepid Income Fund
Forward Currency Contract	Appreciation of forward currency contract	$52,556	Depreciation of forward currency contract	$-
Total		$52,556		$-
Intrepid Select Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$19,675	Depreciation of forward currency contracts	$(775)
Total		$19,675		$(775)

The average monthly notional amounts of forward currency contracts during the period ended December 31, 2015 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Select Fund
Forward currency contracts	$-	$-	$-	$-

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Select Fund
Forward currency contract	$(48,914,358)	$(18,101,908)	$(1,140,411)	$(380,133)

Futures

The Intrepid Disciplined Value Fund and the Intrepid International Fund entered into futures contacts traded on domestic exchanges, including foreign currency futures contracts for the purpose of hedging exposures to non-U.S. dollar denominated assets. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securites. This collateral is required to be adjusted daily to reflect the fair value of the purchase obligation for long futures contracts or the fair value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include. 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The use of futures contracts creates leverage in a fund. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

Values of Futures Contracts as of December 31, 2015

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Disciplined Value Fund
Futures Contract	Appreciation of futures contract	$8,551	Depreciation of futures contract	$-
Total		$8,551		$-
Intrepid International Fund
Futures Contracts	Appreciation of futures contracts	$47,288	Depreciation of futures contracts	$(19,469)
Total		$47,288		$(19,469)

The average monthly notional amounts of future contracts during the period ended December 31, 2015 were as follows:

Long Positions	Intrepid Disciplined Value Fund	Intrepid International Fund
Futures contracts	$-	$-

Short Positions	Intrepid Disciplined Value Fund	Intrepid International Fund
Futures contract	$1,166,470	$4,726,414

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2. Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2015 for the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund (collectively the "Funds"), were as follows*:
	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
Cost of Investments	$285,916,998	$102,139,752	$56,597,762	$23,171,167	$6,565,245	$4,276,611
Gross unrealized appreciation	$26,396,466	$7,635,066	$117,781	$2,650,773	$264,861	$110,443
Gross unrealized depreciation	(40,654,535)	(25,595,560)	(4,792,832)	(3,039,827)	(1,191,564)	(277,133)
Net unrealized depreciation	$(14,258,069)	$(17,960,494)	$(4,675,051)	$(389,054)	$(926,703)	$(166,690)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Intrepid Capital Management Funds Trust

By (Signature and Title)                  /s/ Mark F. Travis
Mark F. Travis, President

Date                 2/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Mark F. Travis
Mark F. Travis, President

Date                 2/25/16

By (Signature and Title)*                /s/ Donald C. White
Donald C. White, Treasurer

Date                 2/25/16

* Print the name and title of each signing officer under his or her signature.